Condensed Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Nov. 19, 2019
Net income (loss)			(3,638)	(3,638)
Balance at Dec. 31, 2019			(3,638)	(3,638)
Sale of common stock to sponsors	$ 3,594	21,406		25,000
Sale of common stock to sponsors (in Shares)	3,593,750
Net income (loss)			(3,000)	(3,000)
Balance at Mar. 31, 2020	$ 3,594	21,406	(6,638)	18,362
Balance (in Shares) at Mar. 31, 2020	3,593,750
Balance at Dec. 31, 2019			(3,638)	(3,638)
Sale of common stock to sponsors	$ 3,594	21,406		25,000
Sale of common stock to sponsors (in Shares)	3,593,750
Cancellation of founders shares	$ (1,774)	1,774
Cancellation of founders shares (in Shares)	(1,774,212)
Excess of cash received over fair value of private warrants		1,327,660		1,327,660
Accretion of common stock to redemption amount		(1,350,840)	(4,059,711)	(5,410,551)
Net income (loss)			(1,630,500)	(1,630,500)
Balance at Dec. 31, 2020	$ 1,820		(5,693,849)	(5,692,029)
Balance (in Shares) at Dec. 31, 2020	1,819,538
Balance at Mar. 31, 2020	$ 3,594	21,406	(6,638)	18,362
Balance (in Shares) at Mar. 31, 2020	3,593,750
Net income (loss)			(4,681)	(4,681)
Balance at Jun. 30, 2020	$ 3,594	21,406	(11,319)	13,681
Balance (in Shares) at Jun. 30, 2020	3,593,750
Cancellation of founders shares	$ (1,438)	1,438
Cancellation of founders shares (in Shares)	(1,437,500)
Net income (loss)			(868)	(868)
Balance at Sep. 30, 2020	$ 2,156	22,844	(12,187)	12,813
Balance (in Shares) at Sep. 30, 2020	2,156,250
Balance at Dec. 31, 2020	$ 1,820		(5,693,849)	(5,692,029)
Balance (in Shares) at Dec. 31, 2020	1,819,538
Net income (loss)			1,178,194	1,178,194
Balance at Mar. 31, 2021	$ 1,820		(4,515,655)	(4,513,835)
Balance (in Shares) at Mar. 31, 2021	1,819,538
Balance at Dec. 31, 2020	$ 1,820		(5,693,849)	(5,692,029)
Balance (in Shares) at Dec. 31, 2020	1,819,538
Balance at Sep. 30, 2021	$ 1,820		(6,604,437)	(6,602,617)
Balance (in Shares) at Sep. 30, 2021	1,819,538
Balance at Mar. 31, 2021	$ 1,820		(4,515,655)	(4,513,835)
Balance (in Shares) at Mar. 31, 2021	1,819,538
Net income (loss)			(1,331,144)	(1,331,144)
Balance at Jun. 30, 2021	$ 1,820		(5,846,799)	(5,844,979)
Balance (in Shares) at Jun. 30, 2021	1,819,538
Net income (loss)			(757,638)	(757,638)
Balance at Sep. 30, 2021	$ 1,820		$ (6,604,437)	$ (6,602,617)
Balance (in Shares) at Sep. 30, 2021	1,819,538